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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place, London, SW1X 7AW, United Kingdom


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Mark Jessop
Title:  Operations Manager
Phone: + 44 20 7201 5804

Signature, Place, and Date of Signing:

/s/ Mark Jessop                            LONDON, UK                      AUGUST 8, 2007
-----------------------------      ----------------------------       ------------------------
       [Signature]                         [City, State]                        [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                       0
                                                        ------------------

Form 13F Information Table Entry Total:                                 99
                                                        ------------------

Form 13F Information Table Value Total:                           $748,336
                                                        ------------------
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ------------      -------------------------          ------------------

                                                      Bluecrest Capital Management Limited
                                                           Form 13F Information Table
                                                           Quarter ended June 30, 2007


                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY
                                                      FAIR MARKET SHARES OR SH/
                                                         VALUE    PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                          TITLE OF      CUSIP      (IN       AMOUNT       CALL SOLE DEFINED  OTHER  MNGRS** SOLE  SHARED NONE
                                  CLASS      NUMBER   THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
ALLIANT TECHSYSTEMS INC            COM      018804104    $491       4,962   SH        X                         4,962
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                          COM      037833100   $25,543    209,303  SH        X                        209,303
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                          COM      037833100     $0        60,000  SH  PUT   X                                        NONE
------------------------------------------------------------------------------------------------------------------------------------
APPLEBEES INTL INC                 COM      037899101   $18,303    759,468  SH        X                        759,468
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                           COM      00206R102   $6,371     153,530  SH        X                        153,530
------------------------------------------------------------------------------------------------------------------------------------
BANCOLOMBIA SA                SPON ADR PREF 05968L102   $9,323     284,000  SH        X                        284,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION        COM      060505104    $610       12,480  SH        X                        12,480
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO            COM      110122108   $19,049    603,589  SH        X                        603,589
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN SANTA FE C       COM      12189T104   $9,490     111,466  SH        X                        111,466
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA ENERGETICA DE MINA   SP ADR N-V   204409601   $15,414    730,548  SH        X                        730,548
                                   PFD
------------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT ENERGY INC             COM      15189T107     $35       2,053   SH        X                         2,053
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON CORP NEW                   COM      166764100    $633       7,515   SH        X                         7,515
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE  HLDGS INC     CL A      167760107   $16,030     30,000  SH        X                        30,000
------------------------------------------------------------------------------------------------------------------------------------
CHINA LIFE INS CO LTD         SPON ADR REP  16939P106   $1,717      32,000  SH        X                        32,000
                                    H
------------------------------------------------------------------------------------------------------------------------------------
CHINA MOBILE LIMITED          SPONSORED ADR 16941M109   $2,721      50,500  SH        X                        50,500
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY
                                                      FAIR MARKET SHARES OR SH/
                                                         VALUE    PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                          TITLE OF      CUSIP      (IN       AMOUNT       CALL SOLE DEFINED  OTHER  MNGRS** SOLE  SHARED NONE
                                  CLASS      NUMBER   THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR 204412209   $20,557    461,450  SH        X                        461,450
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO DOCE    SPON ADR PFD  204412100   $11,310    300,000  SH        X                        300,000
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                      COM      17275R102     $0          1     SH        X                           1
------------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO               COM      194162103   $4,823      74,384  SH        X                        74,384
------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA SIDERURGICA NACION  SPONSORED ADR 20440W105   $3,010      58,200  SH        X                        58,200
------------------------------------------------------------------------------------------------------------------------------------
CSX CORP                           COM      126408103   $10,012    222,115  SH        X                        222,115
------------------------------------------------------------------------------------------------------------------------------------
DARDEN RESTAURANTS INC             COM      237194105     $36        840    SH        X                          840
------------------------------------------------------------------------------------------------------------------------------------
DELL INC                           COM      24702R101   $11,040    386,721  SH        X                        386,721
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL          COM NEW    247361702   $37,766   1,917,072 SH        X                       1,917,072
------------------------------------------------------------------------------------------------------------------------------------
DESARROLLADORA HOMEX SA DE    SPONSORED ADR 25030W100   $25,538    421,500  SH        X                        421,500
------------------------------------------------------------------------------------------------------------------------------------
DEXCOM INC                         COM      252131107   $11,099   1,355,227 SH        X                       1,355,227
------------------------------------------------------------------------------------------------------------------------------------
DRYSHIPS INC                       SHS      Y2109Q101    $733       16,919  SH        X                        16,919
------------------------------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL CORP             COM      269246104   $19,048    862,318  SH        X                        862,318
------------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                       COM      28336L109   $18,604   1,079,790 SH        X                       1,079,790
------------------------------------------------------------------------------------------------------------------------------------


                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY
                                                      FAIR MARKET SHARES OR SH/
                                                         VALUE    PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                          TITLE OF      CUSIP      (IN       AMOUNT       CALL SOLE DEFINED  OTHER  MNGRS** SOLE  SHARED NONE
                                  CLASS      NUMBER   THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
ENERNOC INC                        COM      292764107   $1,008      26,447  SH        X                        26,447
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN              COM      313586109   $1,404      21,500  SH        X                        21,500
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN              COM      313586109    $127      300,000  SH  PUT   X                                        NONE
------------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD          SPONSORED ADR 34415V109   $26,037    515,595  SH        X                        515,595
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL               COM PAR $0.01 345370860   $3,541     376,000  SH        X                        376,000
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO       COM      35671D857    $828       10,000  SH        X                        10,000
------------------------------------------------------------------------------------------------------------------------------------
FREIGHTCAR AMER INC                COM      357023100   $14,627    305,767  SH        X                        305,767
------------------------------------------------------------------------------------------------------------------------------------
GAFISA SA                       SPONS ADR   362607301   $1,230      39,450  SH        X                        39,450
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                  COM      370442105   $2,841    1,150,000 SH  CALL  X                                        NONE
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP                  COM      370442105    $447      300,000  SH  PUT   X                                        NONE
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN TELECOM INC                 COM      38122G107   $3,240      58,900  SH        X                        58,900
------------------------------------------------------------------------------------------------------------------------------------
GRUPO FINANCIERO GALICIA SA   SP ADR 10 SH  399909100    $875       91,241  SH        X                        91,241
                                    B
------------------------------------------------------------------------------------------------------------------------------------
HANSEN NAT CORP                    COM      411310105   $6,708     156,077  SH        X                        156,077
------------------------------------------------------------------------------------------------------------------------------------
HEALTH NET INC                     COM      42222G108    $616       11,671  SH        X                        11,671
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH CORP                 COM NEW    421924309   $20,695   1,142,793 SH        X                       1,142,793
------------------------------------------------------------------------------------------------------------------------------------
HESS CORP                          COM      42809H107    $428       7,263   SH        X                         7,263
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY
                                                      FAIR MARKET SHARES OR SH/
                                                         VALUE    PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                          TITLE OF      CUSIP      (IN       AMOUNT       CALL SOLE DEFINED  OTHER  MNGRS** SOLE  SHARED NONE
                                  CLASS      NUMBER   THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
HOSPITALITY PPTYS TR           COM SH BEN   44106M102    $505       12,185  SH        X                        12,185
                                   INT
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS MACHS       COM      459200101    $625       5,947   SH        X                         5,947
------------------------------------------------------------------------------------------------------------------------------------
I SHARES TR                    FTSE XNHUA   464287184     $0        90,000  SH  PUT   X                                        NONE
                                   IDX
------------------------------------------------------------------------------------------------------------------------------------
I SHARES TR                    MSCI EMERG   464287234   $24,747    187,983  SH        X                        187,983
                                   MKT
------------------------------------------------------------------------------------------------------------------------------------
I SHARES INC                   MSCI BRAZIL  464286400    $368       6,000   SH        X                         6,000
------------------------------------------------------------------------------------------------------------------------------------
I SHARES TR                    MSCI EMERG   464287234   $2,976    1,111,745 SH  CALL  X                                        NONE
                                   MKT
------------------------------------------------------------------------------------------------------------------------------------
I SHARES TR                    MSCI EMERG   464287234   $15,381   4,394,855 SH  PUT   X                                        NONE
                                   MKT
------------------------------------------------------------------------------------------------------------------------------------
ITRON INC                          COM      465741106   $16,001    205,307  SH        X                        205,307
------------------------------------------------------------------------------------------------------------------------------------
KOOKMIN BK NEW                SPONSORED ADR 50049M109   $4,166      47,500  SH        X                         4,166
------------------------------------------------------------------------------------------------------------------------------------
LABORATORY CORP AMER HLDGS       COM NEW    50540R409   $2,500      31,953  SH        X                        31,953
------------------------------------------------------------------------------------------------------------------------------------
MARVEL ENTERTAINMENT INC           COM      57383T103   $18,471    724,925  SH        X                        724,925
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY
                                                      FAIR MARKET SHARES OR SH/
                                                         VALUE    PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                          TITLE OF      CUSIP      (IN       AMOUNT       CALL SOLE DEFINED  OTHER  MNGRS** SOLE  SHARED NONE
                                  CLASS      NUMBER   THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW             CL A      571903202     $18      100,000  SH  CALL  X                                        NONE
------------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW             CL A      571903202    $386      100,000  SH  PUT   X                                        NONE
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                     COM      589331107   $4,932      99,049  SH        X                        99,049
------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP NEW                    COM      60467R100   $67,715   1,587,704 SH        X                       1,587,704
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC       SPONSORED ADR 607409109   $14,445    238,500  SH        X                        238,500
------------------------------------------------------------------------------------------------------------------------------------
MOLECULAR INSIGHT PHARM INC        COM      60852M104    $232       24,671  SH        X                        24,671
------------------------------------------------------------------------------------------------------------------------------------
NASDAQ STOCK MARKET INC            COM      631103108   $8,005     269,451  SH        X                        269,451
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                   CL B NEW    62913F201   $1,800      22,300  SH        X                        22,300
------------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP              COM      655844108   $9,115     173,388  SH        X                        173,388
------------------------------------------------------------------------------------------------------------------------------------
ONEOK INC NEW                      COM      682680103    $635       12,600  SH        X                        12,600
------------------------------------------------------------------------------------------------------------------------------------
ORMAT TECHNOLOGIES INC             COM      686688102   $5,011     133,000  SH        X                        133,000
------------------------------------------------------------------------------------------------------------------------------------
PEPCO HOLDINGS INC                 COM      713291102    $632       22,418  SH        X                        22,418
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR 71654V101   $2,080      19,500  SH        X                        19,500
------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR 71654V408    $102        848    SH        X                          848
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                         COM      717081103    $603       23,612  SH        X                        23,612
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY
                                                      FAIR MARKET SHARES OR SH/
                                                         VALUE    PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                          TITLE OF      CUSIP      (IN       AMOUNT       CALL SOLE DEFINED  OTHER  MNGRS** SOLE  SHARED NONE
                                  CLASS      NUMBER   THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
POSCO                         SPONSORED ADR 693483109   $1,740      14,500  SH        X                        14,500
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                       COM      747525103    $231      300,000  SH  CALL  X                                        NONE
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                       COM      747525103    $275      300,000  SH  PUT   X                                        NONE
------------------------------------------------------------------------------------------------------------------------------------
RADIAN GROUP INC                   COM      750236101    $572       10,602  SH        X                        10,602
------------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS&RESORTS WRLD       COM      85590A401    $348      700,000  SH  PUT   X                                        NONE
------------------------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS INC                 COM      858119100    $606       14,464  SH        X                        14,464
------------------------------------------------------------------------------------------------------------------------------------
STREETTRACKS SER TR           SPDR S&P MTL  86330E646   $2,494      40,000  SH        X                        40,000
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                      COM      871503108    $640       31,726  SH        X                        31,726
------------------------------------------------------------------------------------------------------------------------------------
PT TELEKOMUNIKASI INDONESIA   SPONSORED ADR 715684106   $10,925    254,800  SH        X                        254,800
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                        COM      879664100   $2,690     250,000  SH        X                        250,000
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC                    COM      887317105   $43,647   2,074,496 SH        X                       2,074,496
------------------------------------------------------------------------------------------------------------------------------------
TNT NV                        SPONSORED ADR 87260W101    $261       5,800   SH        X                         5,800
------------------------------------------------------------------------------------------------------------------------------------
TRINA SOLAR LIMITED             SPON ADR    89628E104   $1,492      29,000  SH        X                        29,000
------------------------------------------------------------------------------------------------------------------------------------
TRINITY IND INC                    COM      896522109   $9,559     219,551  SH        X                        219,551
------------------------------------------------------------------------------------------------------------------------------------
TURKCELL ILETISIM HIZMETLERI  SPON ADR NEW  900111204    $402       24,200  SH        X                        24,200
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW                  COM      902124106   $46,673   1,381,278 SH        X                       1,381,278
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION       VOTING AUTHORITY
                                                      FAIR MARKET SHARES OR SH/
                                                         VALUE    PRINCIPAL PRN PUT/      SHARED- SHARED- OTHER
ISSUER                          TITLE OF      CUSIP      (IN       AMOUNT       CALL SOLE DEFINED  OTHER  MNGRS** SOLE  SHARED NONE
                                  CLASS      NUMBER   THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD  90458E107   $1,420      12,582  SH        X                        12,582
                                   UT
------------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                     COM      907818108   $9,556      82,996  SH        X                        82,996
------------------------------------------------------------------------------------------------------------------------------------
UNITED RENTALS INC                 COM      911363109     $25        794    SH        X                          794
------------------------------------------------------------------------------------------------------------------------------------
UNITED STATES OIL FUND LP         UNITS     91232N108    $645       12,300  SH        X                        12,300
------------------------------------------------------------------------------------------------------------------------------------
UST INC                            COM      902911106   $4,941      92,000  SH        X                        92,000
------------------------------------------------------------------------------------------------------------------------------------
VARIAN SEMICONDUCTOR EQUIPMN       COM      922207105    $467       11,674  SH        X                        11,674
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS             COM      92343V104    $598       14,538  SH        X                        14,538
------------------------------------------------------------------------------------------------------------------------------------
OPEN JT STK CO-
VIMPEL COMMUN                 SPONSORED ADR 68370R109   $12,086    114,720  SH        X                        114,720
------------------------------------------------------------------------------------------------------------------------------------
VISTEON CORP                       COM      92839U107     $78      200,000  SH  CALL  X                                        NONE
------------------------------------------------------------------------------------------------------------------------------------
VIVO PARTICIPACOES SA         SPON ADR PFD  92855S101   $6,663    1,330,000 SH        X                       1,330,000
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                      COM      94973V107     $35        447    SH        X                          447
------------------------------------------------------------------------------------------------------------------------------------
WESCO INTL INC                     COM      95082P105   $3,858      63,825  SH        X                        63,825
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                               $748,336
(in thousands)


